COMMITMENTS AND CONTINGENCIES (Details) $ in Millions			1 Months Ended			3 Months Ended		12 Months Ended		44 Months Ended
	Mar. 02, 2023 USD ($) installment	Jun. 07, 2012 defendant	Mar. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2009 plaintiff	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2019 mediation	Oct. 30, 2012 USD ($)	Feb. 07, 2023 USD ($)
Loss Contingencies [Line Items]
Unconditional purchase obligations						$ 28.0
Off-balance sheet bank guarantees and letters of credit						50.0
Unrecognized tax benefit, uncertain tax position						4.7	$ 4.7	$ 4.7
Offices and Export Transaction
Loss Contingencies [Line Items]
Off-balance sheet bank guarantees and letters of credit						$ 3.6
Pending Litigation | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of defendants | defendant		3
Number of unsuccessful rounds of mediation | mediation									2
Pending Litigation | Unfavorable Regulatory Action | Cognyte Technologies Israel Ltd
Loss Contingencies [Line Items]
Assets plaintiffs sought to compel to set aside to secure future judgment										$ 150.0
Settled Litigation | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Loss contingency accrual											$ 16.0
Payments for legal settlements	$ 6.5			$ 4.7
Number of installments | installment	2
Settled Litigation | Unfavorable Regulatory Action | Forecast
Loss Contingencies [Line Items]
Payments for legal settlements			$ 4.7
Case Numbers 4186/09 and 1335/09 | Pending Litigation | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff					1
Case Number 3444/09 | Pending Litigation | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff					1